Nature of business and history (Details Narrative)					1 Months Ended					12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 20, 2024 shares	Apr. 26, 2024 USD ($)	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 EUR (€) shares	May 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jul. 31, 2023 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross sale proceeds										€ 14,787,458	€ 270,885	€ 531
Aggregate offering price										14,787,458	270,885	531
Net Income (Loss) Attributable to Parent										6,529,827	8,912,495	11,645,455
Retained Earnings (Accumulated Deficit)		€ 56,055,520								62,585,347	€ 56,055,520	€ 47,143,025
Marketable Securities										€ 28,100,000
American Depository Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share issued | shares			73,008		4,285,715		856,602	856,602					100
Share issued price per share | $ / shares					$ 3.50
Shelf Registration Statement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross sale proceeds | $									$ 100,000,000
Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross sale proceeds	$ 303,001	€ 271,416			$ 15,000,000	€ 12,867,805	$ 3,255,430	€ 3,007,131	$ 30,000,000.0
Sale of stock commission rate			3.00%
Cash fees percentage					6.00%	6.00%
Legal fees | $					$ 75,000
Current Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate offering price | $				$ 29,696,999
Aggregate market value | $				$ 75,000,000.0